Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net loss	$ (1,285,773)	$ (1,337,377)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	38,733	29,790
Net realized (gains) losses on the sale of securities	(100,378)	1,524
Amortization of investment securities, net	22,014	18,596
Deferred acquisition costs capitalized	(221,410)	(146,539)
Deferred acquisition costs amortized	153,671	113,294
Interest credited on deposit type contracts	80,452	31,478
(Increase) decrease in operating assets:
Investment income due and accrued	(22,173)	(36,251)
Reinsurance related assets	(9,946)	(14,148)
Pre-paid expenses	119,688	(85,512)
Other assets	(40,944)	5,607
Increase (decrease) in operating liabilities:
Policyowner benefit reserves	1,643,251	1,245,220
Advance premiums	52,371	39,041
Other liabilities	(787)	3,674
Accounts payable and accrued expenses	(19,416)	46,876
Net cash provided by (used in) operating activities	409,353	(84,727)
Cash Flows from Investing Activities:
Purchase of fixed income investments	(3,028,015)	(3,173,315)
Purchase of equity investments	(1,955,888)	(1,814,947)
Proceeds from fixed income sales and repayments	1,003,308	783,123
Proceeds from equity sales and repayments	670,706	452,940
Purchase of property, equipment and software		(63,408)
Net cash (used in) investing activities	(3,309,889)	(3,815,607)
Cash Flows from Financing Activities:
Receipts on deposit-type contracts	1,989,833	910,817
Withdrawals on deposit-type contracts	(246,103)	(54,623)
Proceeds received from exercise of warrants, net of costs of issuance	1,836,025	4,935,661
Net cash provided by financing activities	3,579,755	5,791,855
Net increase in cash and cash equivalents	679,219	1,891,521
Cash and Cash Equivalents:
Beginning	2,466,526	575,005
Ending	$ 3,145,745	$ 2,466,526